Other Expense, Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Other expense, net
Interest income	$ 6	$ 160
Change in fair value of derivative and warrant liability	(3,791)	(1,893)
Loss on extinguishment of convertible note		(3,775)
Other expense, net	(496)	(40)
Total other expense, net	$ (4,281)	$ (5,548)